Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Income Tax Examination [Line Items]
Income tax expense (benefit)	$ 0	$ 0	$ (47,000)
Valuation allowance	168,308,000	12,608,000
Valuation allowance, deferred tax asset, increase (decrease)	155,700,000
Unrecognized tax benefits	0	$ 0
Future payments, tax receivable agreement	112,100,000
Maximum
Income Tax Examination [Line Items]
Income tax expense (benefit)			$ 100,000
U.S.
Income Tax Examination [Line Items]
Valuation allowance	155,500,000
Operating loss carryforwards	10,300,000
Foreign
Income Tax Examination [Line Items]
Valuation allowance	12,800,000
Foreign | Canada Revenue Agency
Income Tax Examination [Line Items]
Operating loss carryforwards	32,700,000
State and Local Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	8,900,000
State and Local Jurisdiction | Canada Revenue Agency
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 31,100,000